Schedule of Accumulated Benefit Obligation in Excess of Plan Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Compensation And Retirement Disclosure [Abstract]
Projected Benefit Obligation	$ 42,281	$ 41,791	$ 29,892
Accumulated Benefit Obligation	42,236	41,790
Fair Value of Plan Assets	$ 21,424	$ 22,055	$ 21,189